UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     April 17, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     68

Form13F Information Table Value Total:     $288,992 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     9357   169669 SH       SOLE                   169669        0        0
APPLERA CORP                   COM AP BIO GRP   038020103     8256   251258 SH       SOLE                   251258        0        0
APPLIED MATLS INC              COM              038222105     6662   341490 SH       SOLE                   341490        0        0
AT&T INC                       COM              00206R102     5523   144199 SH       SOLE                   144199        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     6908   162972 SH       SOLE                   162972        0        0
BANK OF AMERICA CORPORATION    COM              060505104      266     7029 SH       SOLE                     7029        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     7515   180094 SH       SOLE                   180094        0        0
BAXTER INTL INC                COM              071813109    10245   177188 SH       SOLE                   177188        0        0
BOSTON BEER INC                CL A             100557107      638    13428 SH       SOLE                    13428        0        0
BP PLC                         SPONSORED ADR    055622104      711    11717 SH       SOLE                    11717        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      323     3500 SH       SOLE                     3500        0        0
CAMPBELL SOUP CO               COM              134429109      302     8891 SH       SOLE                     8891        0        0
CHEVRON CORP NEW               COM              166764100    10091   118213 SH       SOLE                   118213        0        0
CINTAS CORP                    COM              172908105     5635   197429 SH       SOLE                   197429        0        0
CISCO SYS INC                  COM              17275R102     9235   383366 SH       SOLE                   383366        0        0
COBIZ FINANCIAL INC            COM              190897108      135    10334 SH       SOLE                    10334        0        0
COOPER INDS LTD                CL A             G24182100      233     5810 SH       SOLE                     5810        0        0
COSTCO WHSL CORP NEW           COM              22160K105     9938   152961 SH       SOLE                   152961        0        0
CVS CAREMARK CORPORATION       COM              126650100     8198   202372 SH       SOLE                   202372        0        0
DONALDSON INC                  COM              257651109      253     6271 SH       SOLE                     6271        0        0
DOW CHEM CO                    COM              260543103      229     6204 SH       SOLE                     6204        0        0
EXXON MOBIL CORP               COM              30231G102    11810   139633 SH       SOLE                   139633        0        0
FIRST MIDWEST BANCORP DEL      COM              320867104      237     8535 SH       SOLE                     8535        0        0
GENERAL ELECTRIC CO            COM              369604103    11271   304542 SH       SOLE                   304542        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      321     1942 SH       SOLE                     1942        0        0
HALLIBURTON CO                 COM              406216101     9263   235513 SH       SOLE                   235513        0        0
HEWLETT PACKARD CO             COM              428236103    11787   258140 SH       SOLE                   258140        0        0
HOME DEPOT INC                 COM              437076102     5029   179802 SH       SOLE                   179802        0        0
HONEYWELL INTL INC             COM              438516106     9669   171368 SH       SOLE                   171368        0        0
ILLINOIS TOOL WKS INC          COM              452308109      289     6000 SH       SOLE                     6000        0        0
INTEL CORP                     COM              458140100      401    18950 SH       SOLE                    18950        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     6792    58985 SH       SOLE                    58985        0        0
ISHARES TR                     S&P 500 INDEX    464287200      679     5137 SH       SOLE                     5137        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      237     3295 SH       SOLE                     3295        0        0
JOHNSON & JOHNSON              COM              478160104      510     7864 SH       SOLE                     7864        0        0
JP MORGAN CHASE & CO           COM              46625H100     8258   192278 SH       SOLE                   192278        0        0
KIMBERLY CLARK CORP            COM              494368103     8428   130560 SH       SOLE                   130560        0        0
KRAFT FOODS INC                CL A             50075N104     5933   191337 SH       SOLE                   191337        0        0
LAUDER ESTEE COS INC           CL A             518439104      353     7695 SH       SOLE                     7695        0        0
LEGG MASON INC                 COM              524901105     4806    85845 SH       SOLE                    85845        0        0
LINCOLN NATL CORP IND          COM              534187109     7233   139089 SH       SOLE                   139089        0        0
MCDONALDS CORP                 COM              580135101      220     3949 SH       SOLE                     3949        0        0
MICROSOFT CORP                 COM              594918104     4819   169801 SH       SOLE                   169801        0        0
MOTOROLA INC                   COM              620076109      255    27457 SH       SOLE                    27457        0        0
NORTHROP GRUMMAN CORP          COM              666807102    10013   128691 SH       SOLE                   128691        0        0
OFFICE DEPOT INC               COM              676220106     2903   262706 SH       SOLE                   262706        0        0
PEPSICO INC                    COM              713448108     1015    14063 SH       SOLE                    14063        0        0
PFIZER INC                     COM              717081103     5177   247357 SH       SOLE                   247357        0        0
PRAXAIR INC                    COM              74005P104    12985   154165 SH       SOLE                   154165        0        0
PROCTER & GAMBLE CO            COM              742718109     1075    15344 SH       SOLE                    15344        0        0
PRUDENTIAL FINL INC            COM              744320102     4949    63241 SH       SOLE                    63241        0        0
QUALCOMM INC                   COM              747525103      262     6400 SH       SOLE                     6400        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      321     4647 SH       SOLE                     4647        0        0
SCHLUMBERGER LTD               COM              806857108      370     4258 SH       SOLE                     4258        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407      304     9884 SH       SOLE                     9884        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803      227    10135 SH       SOLE                    10135        0        0
TARGET CORP                    COM              87612E106     5314   104848 SH       SOLE                   104848        0        0
TEXAS INSTRS INC               COM              882508104     5274   186555 SH       SOLE                   186555        0        0
TIME WARNER INC                COM              887317105     6703   478097 SH       SOLE                   478097        0        0
TJX COS INC NEW                COM              872540109      238     7200 SH       SOLE                     7200        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      899    13060 SH       SOLE                    13060        0        0
US BANCORP DEL                 COM NEW          902973304      443    13687 SH       SOLE                    13687        0        0
V F CORP                       COM              918204108      470     6066 SH       SOLE                     6066        0        0
WATERS CORP                    COM              941848103     7225   129706 SH       SOLE                   129706        0        0
WELLS FARGO & CO NEW           COM              949746101     7600   261182 SH       SOLE                   261182        0        0
WYETH                          COM              983024100      210     5036 SH       SOLE                     5036        0        0
XILINX INC                     COM              983919101     4995   210315 SH       SOLE                   210315        0        0
ZIMMER HLDGS INC               COM              98956P102      767     9847 SH       SOLE                     9847        0        0